BORROWINGS - Schedule of Short-term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 15,000
Commitments outstanding to extend credit	0	$ 0
Short-term Debt	$ 814,565	$ 807,912	$ 938,425
Total long-term debt	1.32%	0.58%	0.44%
Short-term debt, rate (as a percent)	0.98%	0.50%	0.22%
Short-term debt, average for the year	$ 830,365	$ 880,457	$ 625,674
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 72,265	$ 120,212	$ 89,325
Total long-term debt	0.19%	0.12%	0.11%
Short-term debt, rate (as a percent)	0.19%	0.05%	0.07%
Short-term debt, average for the year	$ 69,766	$ 89,157	$ 73,191
Short-term debt, maximum month-end balances	130,633	122,242	123,374
Federal Home Loan Bank Borrowings [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 742,300	$ 687,700	$ 849,100
Total long-term debt	1.43%	0.66%	0.47%
Short-term debt, rate (as a percent)	1.05%	0.55%	0.24%
Short-term debt, average for the year	$ 760,558	$ 791,259	$ 552,360
Short-term debt, maximum month-end balances	$ 957,700	$ 1,035,000	$ 849,100
Short-term Debt [Member]
Short-term Debt [Line Items]
Short-term debt, rate (as a percent)	4.07%	3.56%	3.30%
Short-term debt, average for the year	$ 41	$ 41	$ 123
Short-term debt, maximum month-end balances	$ 0	$ 0	$ 15,000